DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Narratives (Details) - USD ($) $ in Millions			12 Months Ended
	May 06, 2022	Dec. 21, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
(Gains)/losses on sale of discontinued operations				$ (0.7)	$ 116.0
Impairment loss upon classifying as held-for-sale			$ 2.4	201.7	$ 0.7
Suunto
Disclosure of analysis of single amount of discontinued operations [line items]
Consolidated cash and debt-free sales value, net of transaction costs	$ 18.3
(Gains)/losses on sale of discontinued operations	(5.5)
Impairment loss upon classifying as held-for-sale	$ (77.5)
Precor Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
(Gains)/losses on sale of discontinued operations		$ 116.0
Transaction value of discontinued operations		$ 420.0
Final purchase price adjustment amount				4.8
Profit on the disposal after final purchase price adjustment				$ 120.8